STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)							1 Months Ended					3 Months Ended									9 Months Ended		12 Months Ended
	Feb. 03, 2022	Jan. 11, 2022	Nov. 05, 2021	Aug. 05, 2021	May 12, 2021	Nov. 24, 2017	Sep. 30, 2022	Aug. 25, 2022	Feb. 21, 2022	Jan. 31, 2022	Feb. 26, 2021	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Class of Stock [Line Items]
Shares available for grant							1,563,708					1,563,708									1,563,708		1,000,000
Preferred stock authorized							10,000,000					10,000,000					10,000,000				10,000,000		10,000,000	10,000,000
Strike price							$ 6.41					$ 6.41									$ 6.41
Stock issued for services												$ 40,000	$ 40,000	$ 40,000									$ 144,166	$ 52,500
Total compensation cost for stock options																							$ 95,166
Vesting term																							1 year 6 months
Treasury stock shares							1,324					1,324					1,324				1,324		1,324	1,324			235
Treasury stock							$ 157,452					$ 157,452					$ 157,452				$ 157,452		$ 157,452	$ 157,452			$ 148,000
Conversion shares		710
Conversion price		$ 5.50
Number of shares issued at shares	1,325,000						818,335		198,750
Common stock issued for services, value	$ 5,300,000						$ 2,455,003		$ 795,000															$ 9,253,128
Share price	$ 4						$ 3		$ 4			$ 3									$ 3
Proceeds from offering cost	$ 4,779,000						$ 2,194,187		$ 739,350
Aggregate common stock									$ 50,000,000
Converted to common stock shares								121,572
Preferred stock, par value							$ 0.001					$ 0.001					$ 0.001				$ 0.001		$ 0.001	$ 0.001
Total compensation cost							$ 653,018					$ 653,018									$ 653,018
Options to purchase shares of common stock																					665,000
Expected term																					3 years 6 months
Expected volatility																					72.00%
Discount rate																					0.97%
Payroll taxes payable							$ 78,726					$ 78,726					$ 3,146				$ 78,726		$ 0	$ 3,146
Options awarded employee																					$ 20,000
Warrants outstanding							1,376,466					1,376,466			1,376,466						1,376,466	1,376,466	1,376,466
Common Stock [Member]
Class of Stock [Line Items]
Converted to common stock shares																					851
Converted to common stock shares																					121,572
Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Number of options issued																							20,000	450,290
Number of forfeited options																								161,402
Expected term																							3 years 6 months
Expected volatility																							91.60%
Number of incentive stock options							926,266					926,266			431,266		451,898				926,266	431,266	431,266	451,898		163,010
Employee Stock Option 1 [Member]
Class of Stock [Line Items]
Number of incentive stock options							80,000					80,000									80,000
Warrant [Member]
Class of Stock [Line Items]
Strike price																				$ 9.00
Number of options expired																	12,469		1,197
Warrants outstanding							1,376,466					1,376,466									1,376,466		1,376,466
Shareholders One [Member]
Class of Stock [Line Items]
Repurchase of common stock																								$ 115	$ 84
Market value of stock repurchased																								$ 10.08	$ 7.00
Shareholders Two [Member]
Class of Stock [Line Items]
Repurchase of common stock																								$ 753	$ 140
Market value of stock repurchased																								$ 9.09	$ 6.30
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of preferred stock																							$ 854,000
Converted to common stock shares																							122,000
Common Stock [Member]
Class of Stock [Line Items]
Conversion of preferred stock																							$ 1,500,000
Stock issued for services , shares												9,758	10,668	7,198										11,112
Stock issued for services												$ 10	$ 10	$ 7									$ 25	$ 12
Converted to common stock shares																							272,727
Number of shares issued at shares																							24,541	1,542,188
Common stock issued for services, value																								$ 1,542
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of preferred stock																							$ 500,000
Converted to common stock shares																							90,909
Board of Directors Chairman [Member]
Class of Stock [Line Items]
Strike price																$ 4.32
Number of options issued																20,000
Stock issued for services , shares			3,726	4,032											7,223			7,869	1,632	1,611			9,560
Stock issued for services			$ 19,167	$ 30,000											$ 45,000			$ 37,500	$ 7,500	$ 7,500			$ 50,000
Stock-based compensation expense																$ 7,685
Employees And Directors [Member]
Class of Stock [Line Items]
Stock-based compensation expense																					$ 592,177	$ 215,753	$ 262,411	$ 454,770
Director [Member]
Class of Stock [Line Items]
Stock issued for services , shares													10,668	7,198
Stock issued for services													$ 40,000	$ 40,000
Purchase Agreement [Member]
Class of Stock [Line Items]
Proceeds from issuance of preffeed stock											$ 4,500,000										$ 999,000
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued							15,000					15,000									15,000		15,000
Preferred stock authorized																							10,000,000
Conversion of preferred stock																					$ 1,000		$ 1,000
Conversion price							$ 7.00					$ 7.00									$ 7.00		$ 7.00
Series B Convertible Preferred Stock [Member] | Equity Unit Purchase Agreements [Member]
Class of Stock [Line Items]
Preferred stock, shares issued						2,830
Conversion of preferred stock						$ 2,830,000
Strike price						$ 1,000
Convertible Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued							0					0					1,705				0		851	1,705
Preferred stock authorized							15,000					15,000					15,000				15,000		15,000	15,000
Preferred stock, shares outstanding							0					0					1,705				0		851	1,705
Preferred stock, par value							$ 0.001					$ 0.001					$ 1,000				$ 0.001		$ 1,000	$ 1,000
Convertible Series B Preferred Stock [Member] | Director [Member]
Class of Stock [Line Items]
Preferred stock, par value							$ 1,000					$ 1,000									$ 1,000
Convertible Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued							0					0					0				0		2,500	0
Preferred stock authorized							5,000					5,000					5,000				5,000		5,000	5,000
Preferred stock, shares outstanding							0					0					0				0		2,500	0
Conversion shares		1,790
Preferred stock, par value							$ 0.001					$ 0.001					$ 1,000				$ 0.001		$ 1,000	$ 1,000
Series C preferred converted to common stock, shares										454,546
Warrant [Member]
Class of Stock [Line Items]
Number of options issued																		67,500
Number of options expired																		1,197
Number of forfeited options																		9,450
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Converted to common stock shares																							854
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Converted to common stock shares																							1,500
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Converted to common stock shares																							500
Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Common stock on the date of grant, term of the stock option																							not exceed 10 years
Voting rights																							more than 10% of the total combined voting power of all classes of capital stock
Aggregate fair market value of common stock																							$ 100,000
Two Thousands Twenty One Equity Incentive Plan [Member]
Class of Stock [Line Items]
Issuance of Common stock under Awards																							1,000,000
Plan 2021 [Member]
Class of Stock [Line Items]
Number of shares issued at shares					1,000,000
2016 Plan [Member]
Class of Stock [Line Items]
Number of incentive stock options							271,266					271,266									271,266		271,266
Non Plan [Member]
Class of Stock [Line Items]
Number of incentive stock options							160,000					160,000									160,000		160,000